RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Oct. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of outstanding accrued liabilities
As of October 31,	2021	2020
Accrued liabilities related parties	$149,299	$222,603
Accrued commissions	-	-
Accrued dividends preferred shares	72,625	-
Total accrued liabilities	$221,924	$222,603